Business Combinations - Summary of Cash Flow On Acquisition (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 01, 2023	Aug. 01, 2023	Jan. 01, 2023
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		€ (18,547)
Net cash acquired with the subsidiaries € '000s	€ 8,278	8,278
Acquisition of businesses, net of cash acquired	€ 0	10,269	€ (7,282)
Digital Gaming Corporation Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		(11,703)				€ (11,700)
Net cash acquired with the subsidiaries € '000s		7,701				€ 7,701
Acquisition of businesses, net of cash acquired		(4,002)
SportCC ApS
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		(6,844)			€ (6,800)
Net cash acquired with the subsidiaries € '000s		211			€ 211
Acquisition of businesses, net of cash acquired		(6,633)
15 Marketing Limited
Disclosure Of Detailed Information About Cash Flow On Acquisition [Line Items]
Cash paid € '000s		0
Net cash acquired with the subsidiaries € '000s		366		€ 366
Acquisition of businesses, net of cash acquired		€ 366